MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT
16.	MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Significant changes in the Company’s mezzanine equity and shareholders’ deficit during the nine months ended September 30, 2022 were as follows:
Common Stock
Subse
quent to the Business Combination, the Company authorized up to 500 million shares of common stock with a par value of $0.0001 per share. Each share of common stock entitles the shareholder to one vote.
Preferred Stock
As par
t of the Business Combination, all of the convertible preferred stock of Legacy Nogin, (including both the Series A preferred stock and Series B preferred stock) were converted into approximately 15.2 million shares of the Company’s Common Stock. As a result of the conversion of the Series A preferred stock and Series B preferred stock, the Company reclassified the amounts previously recorded in mezzanine equity to additional paid-in
capital.
Subsequen
t to the Business Combination, the Company is authorized to issue 50 million shares of preferred stock with a par value of $0.0001 per share. There were no shares of preferred stock issued and outstanding as of September 30, 2022.